Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policy [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Tonnage tax included in operating expenses	$ 210,431	$ 161,655	$ 132,000
Tordis Knutsen [Member]
Summary Of Significant Accounting Policy [Line Items]
Remaining term of the contract	4 years 9 months 18 days
Vigdis Knutsen [Member]
Summary Of Significant Accounting Policy [Line Items]
Remaining term of the contract	4 years 10 months 25 days
Fortaleza Knutsen [Member]
Summary Of Significant Accounting Policy [Line Items]
Amortization to bareboat revenues,expiration period	2023-03
Fortaleza Knutsen [Member] | Unfavorable contractual rights [Member]
Summary Of Significant Accounting Policy [Line Items]
Remaining term of the contract	12 years
Recife Knutsen [Member]
Summary Of Significant Accounting Policy [Line Items]
Amortization to bareboat revenues,expiration period	2023-08
Recife Knutsen [Member] | Unfavorable contractual rights [Member]
Summary Of Significant Accounting Policy [Line Items]
Remaining term of the contract	12 years